Earnings Per Share (Reconciliation Of PG&E Corporation's Income Available For Common Shareholders And Weighted Average Shares Of Common Stock Outstanding For Calculating Diluted EPS) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Income available for common shareholders	$ 844	$ 1,099	$ 1,220
Interest expense on convertible subordinated notes, net of tax		8	15
Unrealized loss on embedded derivative, net of tax			2
Income available for common shareholders and assumed conversion	$ 844	$ 1,107	$ 1,237
Weighted average common shares outstanding, basic	401	382	368
Convertible subordinated notes		8	17
Employee share-based compensation	1	2	1
Weighted average common shares outstanding, diluted	402	392	386
Total earnings per common share, diluted	$ 2.10	$ 2.82	$ 3.20